Revenue Recognition - Costs of Obtaining or Fulfilling Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Capitalized costs of obtaining or fulfilling contracts	$ 1.1	$ 0.6
Amortization of capitalized costs	$ 0.0	$ 0.0	$ 0.0